Trade, other receivables and tax receivables - exposure to credit risk and ECLs for trade receivables (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Trade receivables	€ 2,048	€ 2,460
Trade receivables
Disclosure of credit risk exposure [line items]
Trade receivables, gross	2,230
Allowance account for credit losses of financial assets	(247)	€ (269)
Trade receivables	1,983
Current and less than 90 days past due [Member] | Trade receivables
Disclosure of credit risk exposure [line items]
Trade receivables, gross	1,920
Allowance account for credit losses of financial assets	(65)
Trade receivables	1,855
90 days or more past due [Member] | Trade receivables
Disclosure of credit risk exposure [line items]
Trade receivables, gross	310
Allowance account for credit losses of financial assets	(182)
Trade receivables	€ 128